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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

      CG VARIABLE ANNUITY ACCOUNT II
      280 Trumbull Street
      Hartford, CT 06103

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):       |_|

      CG VARIABLE ANNUITY ACCOUNT II Individual Variable Annuities

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3.    Investment Company Act File Number:

      811-01819
      Securities Act File Number:
      2-33025

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4(a). Last day of fiscal year for which this Form is filed:

      12/31/2004

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4(b). |_|   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_|   Check box if this is the last time the issuer will be filing this
            Form.


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            Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)
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5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the fiscal
            year pursuant to section 24(f):                     $             0
                                                                ---------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                   $    430,893.32
                                               ---------------

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                 $  5,343,758.99
                                               ---------------

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                           -$  5,774,652.31
                                                                ---------------

      (v)   Net sales - if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                         $ (5,774,652.31)
                                                                ---------------

      --------------------------------------------------------
      (vi)  Redemption credits available for
            use in future years - if Item      $ (5,774,652.31)
            5(i) is less than Item 5(iv)       ---------------
            [subtract Item 5(iv) from Item
            5(i)]:
      --------------------------------------------------------

      (vii) Multiplier for determining
            registration fee (See                              X       .0001177
            Instruction C.9):                                   ---------------

      (viii) Registration fee due [multiply                    =$             0
             Item 5(v) by Item 5(vii)] (enter                   ===============
             "0" if no fee is due):

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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$             0
                                                                ---------------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                               =$             0
                                                                ===============
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

            Method of Delivery:

                      |_|  Wire Transfer
                      |_|  Mail or other means
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

                                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        Prudential Retirement Insurance and
                                        Annuity Company, as agent for
                                        Connecticut General Life Insurance
                                        Company, on behalf of its Separate
                                        Account CG VARIABLE ANNUITY ACCOUNT II


              By (Signature and Title)* /s/ Michael E. Hanrahan
                                        ----------------------------------------
                                        Michael E. Hanrahan
                                        Its: Vice President
                                        ----------------------------------------

Date February 27, 2005

*Please print the name and title of the signing officer below the signature.